Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Total	R$ 1,054,064	R$ 1,443,265
Trade receivables, contract assets and other receivables
Financial instruments and risk management
Total	760,844	507,875
Trade receivables, contract assets and other receivables | NAE (North America and Europe)
Financial instruments and risk management
Total	499,626	297,430
Trade receivables, contract assets and other receivables | North America
Financial instruments and risk management
Total	426,166	287,992
Trade receivables, contract assets and other receivables | Europe
Financial instruments and risk management
Total	73,460	9,438
Trade receivables, contract assets and other receivables | LATAM (Latin America)
Financial instruments and risk management
Total	246,270	202,528
Trade receivables, contract assets and other receivables | APJ (Asia, Pacific and Japan)
Financial instruments and risk management
Total	R$ 14,948	R$ 7,917